UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of Registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan L. Roell, Principal Executive Officer

Series Portfolios Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1709

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)

Equable Shares Hedged Equity ETF
HEDG (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Equable Shares Hedged Equity ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.equableshares.com/fund/hedg. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Equable Shares Hedged Equity ETF	$113	1.09%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the full fiscal year dated November 1, 2024 – October 31, 2025, the Equable Shares Hedged Equity ETF (the “Fund”) returned 9.41% while the  S&P 500® Index increased 21.45%. Performance before October 13, 2025 was the predecessor mutual fund, EQHEX. The Fund maintains a long position in the SPDR S&P 500 ETF (“SPY”), an exchange traded fund (“ETF”) that tracks the  S&P 500® Index. Simultaneously, the Fund writes call options against SPY on a fully hedged basis. The Fund also implements a partial put spread on the underlying SPY position to add additional protection.
During the first six months of the period, November through April, the  S&P 500® Index  returned -1.74% while the Fund returned 0.74%. During the second half of the full fiscal year, May through October, the S&P 500® Index increased 23.60% while the Fund returned 8.61%. In summary, the Fund performed as expected, as it delivered capped upside participation in rising markets and mitigated losses in negative markets.
In October 2025 the Equable Shares Hedged Equity Fund (EQHEX) successfully converted to the Equable Shares Hedged Equity ETF (HEDG).
Our primary goals are to reward long-term investors with market participation, income and risk mitigation in a range of market environments.
Thanks,

Ron Santella
CEO
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, such as management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
Equable Shares Hedged Equity ETF	PAGE 1	TSR-AR-81752T411

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/31/2019)
Equable Shares Hedged Equity ETF	9.41	9.01	8.05
S&P 500 TR	21.45	17.64	17.06
Visit https://www.equableshares.com/fund/hedg for more recent performance information.
Commencement date of the Fund was June 1, 2019.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$305,504,442
Number of Holdings	9
Net Advisory Fee	$1,897,185
Portfolio Turnover	42%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Issuers	(% of net assets)
SPDR S&P 500 ETF Trust	58.3%
iShares Core S&P 500 ETF	39.0%
Clearshares Ultra-Short Maturity ETF	0.6%
Dreyfus Government Cash Management	0.1%

Security Type	(% of net assets)
Exchange Traded Funds	97.9%
Purchased Options	0.3%
Short-Term Investments	0.1%
Written Options	-4.7%
Cash & Other	6.4%
Changes to Fund’s Principal Risks:
Updated with ETF risks
Changes to Shareholder Fees (fees paid directly from your investment).
As of October 13, 2025, the fund operates with a unitary fee of 0.88%.
Fund Name Change:
Name changed from Equable Shares Hedged Equity Fund (EQHEX) to Equable Shares Hedged Equity ETF(HEDG) on October 13, 2025.
Other Material Fund Changes:
Shares of the Equable Shares Hedged Equity Fund (EQHEX) were adjusted to reflect a reverse stock split which occurred on September 16, 2025.
Fund changed from a mutual fund to an ETF on October 13, 2025.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.equableshares.com/fund/hedg.
Equable Shares Hedged Equity ETF	PAGE 2	TSR-AR-81752T411

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teramo Advisors documents not be householded, please call toll-free at  1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt.
Equable Shares Hedged Equity ETF	PAGE 3	TSR-AR-81752T411

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File: A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Debra McGinty-Poteet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past two fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations. There were no “other services” provided by the principal accountant. For the fiscal years ended October 31, 2025 and October 31, 2024, the Fund’s principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for the past two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2025	FYE 10/31/2024
(a) Audit Fees	$15,500	$15,500
(b) Audit-Related Fees	$3,000	$0
(c) Tax Fees	$5,000	$3,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two fiscal years.

Non-Audit Related Fees	FYE 10/31/2025	FYE 10/31/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The members of the audit committee, all Independent Trustees, are as follows: Koji Felton, Debra McGinty-Poteet and Daniel B. Willey.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

EQUABLE SHARES HEDGED EQUITY ETF
TICKER SYMBOL: HEDG
Annual Financial Statements and Additional Information
October 31, 2025

Equable Shares Hedged Equity ETF
Schedule of Investments
October 31, 2025

		Shares	Value
EXCHANGE TRADED FUNDS - 97.9%
Clearshares Ultra-Short Maturity ETF		20,000	$2,000,800
iShares Core S&P 500 ETF(a)(b)(c)		174,000	119,230,020
SPDR S&P 500 ETF Trust(a)(b)(c)		261,000	178,017,660
TOTAL EXCHANGE TRADED FUNDS (Cost $204,523,240)			299,248,480
	Notional Amount	Contracts(e)
PURCHASED OPTIONS(d) - 0.3%
Put Options - 0.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $640.00	$92,078,100	1,350	856,575
TOTAL PURCHASED OPTIONS (Cost $1,349,059)			856,575
		Shares
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Dreyfus Government Cash Management - Institutional Shares, 4.02%(f)		172,136	172,136
TOTAL SHORT-TERM INVESTMENTS (Cost $172,136)			172,136
TOTAL INVESTMENTS - 98.3% (Cost $206,044,435)			300,277,191
Money Market Deposit Account(g) - 6.5%			19,946,462
Liabilities in Excess of Other Assets - (4.8)%			(14,719,211)
TOTAL NET ASSETS - 100.0%			$ 305,504,442

Percentages are stated as a percent of net assets.
ETF - Exchange Traded Fund
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at https://www.sec.gov/.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of security has been committed as collateral for written options. The total value of assets committed as collateral as of October 31, 2025 is $297,247,680.
(d)	Non-income producing security.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.61%.

The accompanying notes are an integral part of these financial statements.

1

Equable Shares Hedged Equity ETF
Schedule of Written Options
October 31, 2025

	Notional Amount	Contracts(b)	Value
WRITTEN OPTIONS(a)
Call Options
iShares Core S&P 500 ETF, Expiration: 12/19/2025; Exercise Price: $670.00	$(119,230,020)	(1,740)	$(4,950,300)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $660.00	(178,017,660)	(2,610)	(9,086,715)
Total Call Options			(14,037,015)
Put Options
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $600.00	(92,078,100)	(1,350)	(392,850)
TOTAL WRITTEN OPTIONS (Premiums received $10,039,580)			$ (14,429,865)

ETF - Exchange Traded Fund
(a)	Non-income producing security.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

2

Equable Shares Hedged Equity ETF
Statement of Assets and Liabilities
October 31, 2025

ASSETS:
Investments, at value	$300,277,191
Cash equivalents	19,946,462
Interest receivable	55,881
Dividends receivable	2,482
Total assets	320,282,016
LIABILITIES:
Written option contracts, at value	14,429,865
Payable to Adviser	200,838
Payable for ETF conversion fees	66,144
Payable for fund administration and accounting fees	21,699
Payable for transfer agent fees and expenses	4,483
Payable for custodian fees	3,435
Payable for compliance fees	2,005
Accrued expenses and other liabilities	49,105
Total liabilities	14,777,574
NET ASSETS	$ 305,504,442
NET ASSETS CONSISTS OF:
Paid-in capital	$265,150,650
Total distributable earnings	40,353,792
Total net assets	$ 305,504,442
Net assets	$305,504,442
Shares issued and outstanding(a)	10,506,405
Net asset value, redemption price and offering price per share	$29.08
COST:
Investments, at cost	$206,044,435
PROCEEDS:
Written options premiums received	$10,039,580

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

Equable Shares Hedged Equity ETF(a)
Statement of Operations
For the Year Ended October 31, 2025

INVESTMENT INCOME:
Dividend income	$3,040,313
Interest income	678,819
Total investment income	3,719,132
EXPENSES:
Investment advisory fee (See Note 3)	1,892,997
Fund administration and accounting fees (See Note 3)	199,411
Sub-transfer agent fees	159,954
Transfer agent fees (See Note 3)	147,517
ETF conversion fees (See Note 3)	120,000
Federal and state registration fees	47,609
Legal fees	30,660
Reports to shareholders	29,865
Trustees’ fees (See Note 3)	25,919
Custodian fees (See Note 3)	23,024
Audit fees	19,126
Compliance fees (See Note 3)	14,907
Insurance fees	10,436
Other expenses	4,040
Total expenses before recoupment/waiver	2,725,465
Adviser recoupment (See Note 3)	10,985
Less: waiver from Adviser (See Note 3)	(6,797)
Net expenses	2,729,653
NET INVESTMENT INCOME	989,479
REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	6,218,816
Written option contracts expired or closed	(16,951,293)
Net realized loss	(10,732,477)
Net change in unrealized appreciation (depreciation) on:
Investments	36,706,971
Written option contracts	(3,545,654)
Net change in unrealized appreciation (depreciation)	33,161,317
Net realized and change in unrealized gain on investments	22,428,840
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,418,319

(a)
The Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on October 13, 2025. See Note 10 in the Notes to the Financial Statements for additional information about the Reorganization.

The accompanying notes are an integral part of these financial statements.

4

Equable Shares Hedged Equity ETF
Statements of Changes in Net Assets

	Year Ended October 31,
	2025(a)	2024
OPERATIONS:
Net investment income	$989,479	$1,129,825
Net realized loss	(10,732,477)	(6,885,105)
Net change in unrealized appreciation (depreciation) on investments and written option contracts	33,161,317	30,059,818
Net increase in net assets from operations	23,418,319	24,304,538
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings (See Note 4)	(9,930,346)	(6,930,297)
CAPITAL SHARE TRANSACTIONS:
Subscriptions	94,154,730	70,822,729
Reinvestments	8,773,603	6,192,046
Redemptions	(36,955,110)	(24,478,374)
Net increase in net assets from capital share transactions(b)	65,973,223	52,536,401
NET INCREASE IN NET ASSETS	79,461,196	69,910,642
NET ASSETS:
Beginning of the year	226,043,246	156,132,604
End of the year	$ 305,504,442	$226,043,246
(a)The Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on October 13, 2025. See Note 10 in the Notes to the Financial Statements for additional information about the Reorganization.

(b)A summary of capital share transactions is as follows:
SHARES TRANSACTIONS
Subscriptions	5,571,693	5,282,400
Reinvestments	543,840	469,866
Redemptions	(2,519,110)	(1,832,381)
Reverse Stock Split (See Note 9)	(9,420,625)	—
Total increase (decrease) in shares outstanding	(5,824,202)	3,919,885

The accompanying notes are an integral part of these financial statements.

5

Equable Shares Hedged Equity ETF
Financial Highlights
For a Fund share outstanding throughout the years.

	Year Ended October 31,
	2025(i)	2024	2023	2022	2021
PER SHARE DATA(a):
Net asset value, beginning of year	$27.68	$25.16	$23.48	$24.88	$21.26
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.11	0.16	0.20	0.06	0.02
Net realized and unrealized gain (loss) on investments(d)	2.43	3.38	2.26	(1.40)	3.68
Total from investment operations	2.54	3.54	2.46	(1.34)	3.70
LESS DISTRIBUTIONS FROM:
Net investment income	(0.62)	(0.34)	(0.24)	(0.06)	(0.08)
Net realized gains	(0.52)	(0.68)	(0.54)	—	—
Total distributions	(1.14)	(1.02)	(0.78)	(0.06)	(0.08)
Net asset value, end of year	$29.08	$27.68	$25.16	$23.48	$24.88
TOTAL RETURN	9.41%	14.35%	10.62%	−5.35%	17.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$305,504	$226,043	$156,133	$108,944	$69,296
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	1.09%	1.10%	1.13%	1.10%	1.25%
After expense waiver/recoupment(e)	1.09%	1.12%	1.15%(g)	1.20%	1.20%
Ratio of expenses to average net assets excluding tax expense and conversion fees:
Before expense waiver/recoupment(e)	1.04%	1.08%	1.10%	1.10%	1.25%
After expense waiver/recoupment(e)	1.04%	1.10%	1.12%	1.20%	1.20%
Ratio of net investment income to average net assets(e)	0.40%	0.60%	0.77%	0.27%	0.11%
Portfolio turnover rate(f)	42%	26%	10%(h)	77%	25%(h)

(a)
During the year ended October 31, 2025, the Fund effected the following reverse split: September 16, 2025, 1 for 2. All historical per share information has been retroactively adjusted to reflect this reverse split.

(b)	Calculated based on average shares outstanding during the year.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(e)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(f)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and short-term options). The denominator includes the average fair value of long positions.

(g)	Prior to April 1, 2023, the annual expense limitation was 1.20% of the average daily net assets. Thereafter it was 1.10%.
(h)	The change in portfolio turnover is related to the trade activity executed during the Fund’s fiscal year.
(i)
The Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on October 13, 2025. See Note 10 in the Notes to Financial Statements for additional information about the Reorganization.

The accompanying notes are an integral part of these financial statements.

6

EQUABLE SHARES HEDGED EQUITY ETF
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025
1. ORGANIZATION
Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Equable Shares Hedged Equity ETF (formerly known as the Equable Shares Hedged Equity Fund) (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. The primary investment objective of the Fund is to seek income and capital preservation. The Fund commenced operations on June 1, 2019, and converted to an ETF on October 13, 2025 (see Note 10). The Fund’s investment adviser, Teramo Advisors, LLC (the “Adviser”) is responsible for providing management oversight, investment advisory services, day-to- day management of the Fund’s assets, as well as compliance, sales, marketing, and operations services to the Fund.
The Fund offers a single class of shares. The Fund is considered an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946, Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.
The Fund may issue an unlimited number of shares of beneficial interest, with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values (“NAV”). To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.
Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Exchange traded options and Flexible Exchange® options (“FLEX Options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.
Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

7

EQUABLE SHARES HEDGED EQUITY ETF
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the year and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s securities by Level within the fair value hierarchy as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments at Fair Value:
Exchange Traded Funds	$299,248,480	$—	$—	$299,248,480
Purchased Options	—	856,575	—	856,575
Short-Term Investments	172,136	—	—	172,136
Total Investments in Securities	$299,420,616	$856,575	$—	$300,277,191
Liabilities:
Investments at Fair Value:
Written Options	$—	$(14,429,865)	$—	$(14,429,865)
Total Investments in Securities	$—	$(14,429,865)	$—	$(14,429,865)

As of the year ended October 31, 2025, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund’s Schedule of Investments for further information on the classification of investments.
B.
Cash Equivalents – Idle cash may be swept into various overnight demand deposits and classified as Cash Equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in a bank deposit account which, at times, may exceed the United States federally insured limit. Amounts swept overnight are available on the next business day. Any temporary cash overdrafts by the Fund are reported as a payable to the custodian.

8

EQUABLE SHARES HEDGED EQUITY ETF
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
C.
Written Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes (sells) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 M. for further derivative disclosures and Note 2 J. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.
D.
Purchased Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund will purchase call or put options. In connection with the Fund’s written option contracts, the Fund will simultaneously use options on ETFs. When the Fund purchases an option contract, an amount equal to the premiums paid is included in the Statement of Assets and Liabilities as Investments at value, and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 A. for a pricing description. Refer to Note 2 M. for further derivative disclosures and Note 2 J. for further counterparty risk disclosure. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Fund. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

E.
Flex Options – FLEX Options are customized option contracts available through the Cboe that are guaranteed for settlement by The Options Clearing Corporation (“OCC” or the “Clearinghouse”). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund bears the risk that the Clearinghouse will be unable or unwilling to perform its obligations under the FLEX Options contracts.

F.
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

G.
Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

9

EQUABLE SHARES HEDGED EQUITY ETF
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
H.
Allocation, Expenses – Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

I.
Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

J.
Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. Written options contracts sold on an exchange do not expose the Fund to counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

K.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

L.
Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

M.
Derivatives – The Fund may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses. Refer to Note 7 for further derivative disclosure.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the year ended October 31, 2025, the Fund’s average derivative volume is described below:

	Average Quantity	Average Notional Amount
Purchased Option Contracts	$1,342	$68,663,542
Written Option Contracts	$5,363	$328,008,302

Statement of Assets and Liabilities
Fair values of derivative instruments as of October 31, 2025:

	Statement of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
Purchased Option Contracts: Equity	Investments, at value	$856,575	$—
Written Option Contracts: Equity	Written option contracts, at value	—	14,429,865
Total fair values of derivative instruments		$856,575	$14,429,865

10

EQUABLE SHARES HEDGED EQUITY ETF
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
Statement of Operations
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2025:

	Net Realized Loss on Derivatives
Derivatives	Purchased Option Contracts*	Written Option Contracts	Total
Equity Contracts	$(4,380,144)	$(16,951,293)	$(21,331,437)
Total	$(4,380,144)	$(16,951,293)	$(21,331,437)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives	Purchased Option Contracts*	Written Option Contracts	Total
Equity Contracts	$(884,231)	$(3,545,654)	$(4,429,885)
Total	$(884,231)	$(3,545,654)	$(4,429,885)

*	The amount disclosed is included in the realized gain (loss) on investments.
**	The amount disclosed is included in the change in unrealized appreciation (depreciation) on investments.
3. RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, a unified management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 0.88%.
On October 13, 2025, the Fund converted from a mutual fund (the “Equable Shares Hedged Equity Fund”, the “Predecessor Fund”) to an exchange-traded fund (the “Equable Shares Hedged Equity ETF”) structure through a reorganization and Investment Advisory Agreement. Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; extraordinary expenses; distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unified management fee payable to the Adviser.
Prior to the reorganization, the Adviser entered into an advisory agreement with the Trust, on behalf of the Predecessor Fund, pursuant to which the Predecessor Fund paid an annual advisory fee in accordance with the breakpoint annual advisory fee schedule below based on the average daily net assets of the Predecessor Fund:

AUM Range (in millions)	Management Fee
Less than $250	0.75%
Between $250 and $500	0.70%
Greater than $500	0.65%

For the fiscal year ended October 31, 2025, the effective advisory fee rate was 0.76%, inclusive of recouped fee waivers. The Predecessor Fund also incurred separate expenses for administration, transfer agency, custody, compliance, and other services, which were paid directly by the Fund and disclosed in the Statement of Operations. Following the Reorganization, these expenses are paid by the Adviser under the unified fee stated in the Advisory Agreement, resulting in a lower net expense ratio for shareholders. The total estimated cost of the reorganization is expected to be approximately $183,000, of which the Predecessor Fund is expected to pay $120,000, with the remainder paid by the Adviser without the ability to recoup those costs.

11

EQUABLE SHARES HEDGED EQUITY ETF
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
During the year ended October 31, 2025, the Adviser recouped previously waived expenses of the Predecessor Fund totaling $10,985. Remaining waived fees from the Predecessor Fund totaling $6,797 are no longer recoverable by the Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. The Adviser has agreed to pay all expenses of the Fund’s Administrator, transfer agent, fund accountant and custodian in accordance with the Advisory Agreement.
Quasar Distributors, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.
4. TAX FOOTNOTE
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. Situations may arise where the Adviser may choose not to fully distribute all of the Fund’s net taxable income or realized gains to shareholders and an excise tax provision maybe required. As of, and during the year ended October 31, 2025, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is not subject to examination by U.S. tax authorities for the tax years prior to the year ended October 31, 2022.
At October 31, 2025, the components of distributable earnings and cost of investments, on a tax basis, were as follows:

Tax cost of investments*	$196,520,880
Gross unrealized appreciation	95,050,258
Gross unrealized depreciation	(5,723,812)
Net unrealized appreciation**	89,326,446
Undistributed ordinary income	—
Undistributed long-term capital gains	4,076,119
Other accumulated losses***	(53,048,773)
Total distributable earnings	$40,353,792

*	Tax cost of investments includes written options premiums received and differs from book cost due to wash sales.
**	Net unrealized appreciation is inclusive of unrealized depreciation on the Fund’s written option positions.
***	Other accumulated losses value includes $53,048,773 of straddle loss deferrals.
As of October 31, 2025, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable period ended October 31, 2025, the Fund did not defer, on a tax basis, any qualified late year losses.

12

EQUABLE SHARES HEDGED EQUITY ETF
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
Distributions to Shareholders – The Fund intends to pay dividends from net investment income at least quarterly, and to distribute all net realized gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund
For the year ended October 31, 2025, the following table shows the reclassifications made due to the use of equalization and a distribution reclass:

Distributable Earnings	Paid-in Capital
$(560,980)	$560,980

The tax character of distributions paid for the year ended October 31, 2025 and the year ended October 31, 2024 were as follows:

	Ordinary Income*	Long-Term Capital Gain	Total Distributions Paid
October 31, 2025	$989,479	$8,940,867	$9,930,346
October 31, 2024	$5,519,819	$1,410,478	$6,930,297

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.
5. SHARE TRANSACTIONS
Shares of the Fund are listed and trade on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares called “Creation Units.” Creation Units are issued and redeemed principally for cash, but may also be issued and redeemed in kind for securities held by or eligible to be held by the Fund. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

13

EQUABLE SHARES HEDGED EQUITY ETF
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
6. INVESTMENT TRANSACTIONS
The aggregate purchases and sales (excluding short-term investments), creations in-kind and redemptions in-kind by the Fund for the year ending October 31, 2025, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S. Government Securities	$—	$—	$—	$ —
Other Securities	$132,169,767	$ 103,700,754	$ 6,345,855	$—

7. OFFSETTING ASSETS AND LIABILITIES
During the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. As of October 31, 2025, the Fund did not enter into any netting agreements which would require any portfolio securities to be netted.

	Gross Amounts of Recognized Assets/ Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments*	Collateral Received/ Pledged
Liabilities:
Written Option Contracts**	$14,429,865	$ —	$14,429,865	$14,429,865	$ —	$ —
	$14,429,865	$—	$14,429,865	$14,429,865	$—	$—

*	Offset with underlying exchange traded fund held long. See Schedule of Investments for more details.
**	Marex Capital Markets, Inc. is the prime broker for all written option contracts held by the Fund as of October 31, 2025.
8. ACCOUNTING PRONOUNCEMENTS
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser’s Chief Executive Officer who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
9. REVERSE STOCK SPLIT
During the fiscal year, shares of the Predecessor Fund were adjusted to reflect a reverse stock split. The effect of this reverse stock split was that it reduced the number of shares outstanding while maintaining the Predecessor Fund’s and each shareholder’s aggregate net asset value. All historical per share information has been retroactively adjusted to reflect this reverse stock split. Set forth below are the details regarding the reverse stock split effected on September 16, 2025:

	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Equable Shares Hedged Equity Fund	9/16/2025	1 for 2	$14.46	$28.92	18,841,249	9,420,625

14

EQUABLE SHARES HEDGED EQUITY ETF
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
10. REORGANIZATION OF THE FUND
On October 13, 2025, as a result of a tax-free organization, the Equable Shares Hedged Equity Fund was reorganized as the Equable Shares Hedged Equity ETF (the “Fund”), a newly created exchange-traded fund series of the same Trust. The reorganization was approved by the Board of Trustees and was structured as a tax-free transaction under the Internal Revenue Code. For financial reporting and performance purposes, the Predecessor Fund was deemed by the Adviser to be the accounting survivor.
As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of the reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflects the historical cost basis as of the date of the reorganization. Immediately prior to the reorganization, certain ledger amounts of the Fund were as follows:

Fair value of investments	$275,044,755
Cost of investments	191,002,245
Net unrealized appreciation (depreciation) of investments	$84,042,510
Net income	$1,078,866
Net realized loss	$(10,676,480)
Net Assets	$275,258,704

11. SUBSEQUENT EVENTS
On December 15, 2025, the Fund declared an Ordinary Income distribution of $0.05337415 per share and a Long-Term Capital Gain distribution of $0.35120000 per share payable on December 17, 2025, to shareholders of record on December 16, 2025.
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined there were no additional items that required recognition or disclosure.

15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Equable Shares Hedged Equity ETF and
Board of Trustees of Series Portfolios Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedules of investments and written options, of Equable Shares Hedged Equity ETF (the “Fund”, formerly Equable Shares Hedged Equity Fund), a series of Series Portfolios Trust, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2018.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 23, 2025

16

EQUABLE SHARES HEDGED EQUITY ETF
ADDITIONAL INFORMATION
as of October 31, 2025 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https://www.sec.gov/. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-800-617-0004.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-800-617-0004. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended October 31, is available (1) without charge, upon request, by calling 1-800-617-0004, or on the SEC’s website at https://www.sec.gov/.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the year ended October 31, 2025, certain dividends paid by the Fund may be reported as qualified dividend income (QDI) and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00% for the Fund.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended October 31, 2025 was 100.00% for the Fund.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 0.00% for the Fund.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See Statement of Operations in this report for amount expensed by the Predecessor Fund. The Adviser has agreed to pay all trustee compensation for the Equable Hedged Equity ETF under its new Investment Advisory Agreement.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must approve the investment advisory agreement for any new fund of the Trust.
In this regard, at a meeting held on July 24-25, 2025 (the “Meeting”), the Board, which is comprised entirely of Independent Trustees, considered and unanimously approved an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of its series, the Equable Shares Hedged Equity ETF (the “Fund”) and Teramo Advisors, LLC (“Teramo”), for an initial two-year term. The Fund is a newly organized investment portfolio of the Trust and successor to Equable Shares Hedged Equity Fund, an existing series of the Trust managed by Teramo (the “Predecessor Fund”). At the Meeting, the Board considered the factors and reached the conclusions described below in selecting Teramo to serve as the Fund’s investment adviser and approving the Advisory Agreement.
In advance of the Meeting, Teramo provided information to the Board in response to requests submitted to it by the Trust’s administrator, on behalf of the Trustees, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by Teramo included materials describing, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by Teramo; (ii) the investment performance of the strategy

17

EQUABLE SHARES HEDGED EQUITY ETF
ADDITIONAL INFORMATION
as of October 31, 2025 (Unaudited)(Continued)
to be used in managing the Fund; (iii) the Fund’s overall fees and operating expenses, including the proposed unified management fee payable to Teramo, compared with those of a peer group of registered funds; (iv) Teramo’s projected profitability; and (v) potential “fall-out” benefits Teramo may receive based on its relationship with the Fund. In addition, the Board considered the materials and presentations from representatives of Teramo, including Mr. Ronald Santella, received at the Meeting.
In considering and approving the Advisory Agreement, the Board considered the information it believed relevant, including, but not limited to, the information discussed below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Teramo and the Trust’s officers. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in reaching its determination.
NATURE, EXTENT AND QUALITY OF SERVICES
The Board received and considered various information regarding the nature, extent and quality of services to be provided to the Fund by Teramo under the Advisory Agreement. This information included, among other things, the qualifications, background, tenure and responsibilities of the portfolio manager who will be primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered information about Teramo’s plans with respect to the Fund’s investment process and investment strategy, the approach to security selection and the overall positioning of the Fund’s anticipated portfolio. In particular, the Board considered the Fund’s strategy of investing in equity securities based on the S&P 500® Index while hedging overall market exposure by writing exchange traded call options based on the same securities. The Board noted that the Fund’s principal investment strategies are substantially identical to that of the Predecessor Fund. The Board also received and reviewed information about Teramo’s history and organizational structure and about the Fund’s portfolio manager, Mr. Ronald Santella, noting he has served as the portfolio manager of the Predecessor Fund since its inception. The Board also considered its past experience with the Adviser with respect to the services the Adviser provided to the Predecessor Fund.
The Board evaluated the ability of Teramo, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance program and compliance record of Teramo.
The Board considered the special attributes of the Fund as an ETF relative to a traditional mutual fund and the benefits that are expected to be realized from such a structure. The Board also considered the resources committed by Teramo to support the on-going operations of the Fund.
INVESTMENT PERFORMANCE
The Board reviewed Teramo’s process for identifying and selecting investments for inclusion in the Fund’s portfolio. The Board noted that the Fund is newly formed and did not have a prior performance record, but considered the performance of the Predecessor Fund, an existing series of the Trust managed by Teramo. The Board reviewed information regarding the performance track record of the Predecessor Fund, recognizing that the Fund is expected to assume the performance history of the Predecessor Fund. The Trustees noted the proposed portfolio manager of the Fund had served as the portfolio manager of the Predecessor Fund since it commenced operations. The Trust further noted that the investment objective, strategies and policies of the Fund are substantially identical to those of the Predecessor Fund.
FUND EXPENSES AND INVESTMENT MANAGEMENT FEE RATE
The Board received and considered information regarding the Fund’s proposed management fee and anticipated total operating expense ratio.
The Board considered the Fund’s anticipated net expense ratio in comparison to the average and median ratios of funds in (i) an expense group (the “Expense Group”) that was derived from information provided by Morningstar, Inc., an independent provider of investment company data, based on screening criteria applied by the Trust’s administrator

18

EQUABLE SHARES HEDGED EQUITY ETF
ADDITIONAL INFORMATION
as of October 31, 2025 (Unaudited)(Continued)
in consultation with Teramo and (ii) a group of competitor funds identified by Teramo. The Board received a description of the methodology and screening criteria used by the Trust’s administrator to select the registered funds in the Expense Group. The Board considered the inherent limitations of comparisons to the Expense Group in light of uncertainty as to how the fees of other funds in the Expense Group are set and potentially material differences between the Fund and such other funds. The Board noted it would be able to reevaluate fees in the future in the context of future contract renewals.
The Board reviewed and considered the contractual investment management fee rate that would be payable by the Fund to Teramo for investment advisory services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of the Fund with those of other funds in the Expense Group. The Board noted the Management Fee Rate and overall net expense ratio of the Fund is above the Expense Group median and average. The Board also took into consideration the Fund’s “unified fee” structure, under which Teramo would, in addition to providing investment management services, bear the costs of various third-party services necessary for the Fund to operate. The Board considered that, other than the management fee, Teramo would pay all operating expenses of the Fund, except for certain costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses. The Board noted that the Fund did not adopt a Distribution and/or Shareholder Servicing (12b 1) Plan (“Rule 12b-Plan”), but that, to the extent the Fund would adopt a Rule 12b-Plan, fees pursuant to such a Rule 12b-Plan would be excluded from the expenses payable by Teramo.
Based on its consideration of the factors and information it deemed relevant, including those described above, the Board determined that the Management Fee Rate is reasonable in light of the services to be covered by the Advisory Agreement.
The Board received information regarding fees charged by Teramo to the Predecessor Fund. The Board noted that the Fund’s proposed Management Fee Rate is higher than the management fee for the Predecessor Fund but that the Fund is expected to have a lower net expense ratio than the Predecessor Fund. The Board reviewed information about structural, operational and other differences between the Fund and the Predecessor Fund, including differences in the fee structure for each type of product, the services provided to each type of product and differences in the marketplace in which each type of product must compete.
PROFITABILITY
The Board acknowledged that there is no actual information about Teramo’s profitability earned from the Fund but considered information about Teramo’s projected profitability in managing the Fund based on a set of assumptions. The Board noted that it would have an opportunity to review information about actual profitability earned from the Fund in the context of future contract renewals.
ECONOMIES OF SCALE
With respect to possible economies of scale, the Board considered that the Fund had not yet commenced operations. The Board noted that the amount and structure of the Fund’s unified fee contemplates a sharing of economies of scale with Fund shareholders. The Board also considered that any reduction in fixed costs associated with the management of the Fund would benefit Teramo due to the unified fee structure of the Fund, but that the unified fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board noted that it would have an opportunity to consider economies of scale in the context of future contract renewals.
OTHER BENEFITS TO TERAMO
The Board received and considered information regarding potential “fall-out” or ancillary benefits to Teramo as a result of its relationship with the Fund.
CONCLUSION
After considering the above-described factors and based on its deliberations and its evaluation of the information described above, among other information and factors deemed relevant by the Board, the Board unanimously approved the Advisory Agreement for an initial two-year term.

19

INVESTMENT ADVISER
Teramo Advisors, LLC
9132 Strada Place, Suite 103
Naples, FL 34108
DISTRIBUTOR
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Thompson Hine, LLP
41 South High Street, FL 17
Columbus, OH 43215

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Statement of Operations under Item 7(a) of this Form for the amount expensed by the Equable Shares Hedged Equity Fund (the “Predecessor Fund”). The Adviser has agreed to pay all trustee compensation for the Equable Hedged Equity ETF under its new Investment Advisory Agreement. Additional information related to those fees is available in the ETF’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	1/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	1/6/2026

By (Signature and Title)	/s/ Douglas Schafer
Douglas Schafer, Principal Financial Officer

Date	1/6/2026